Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

	Years Ended December 31,
Lease Rental Costs	2011	2010	2009

	(in millions)
Net Lease Expense on Operating Leases	$343	$343	$354
Amortization of Capital Leases	72	97	83
Interest on Capital Leases	32	26	13
Total Lease Rental Costs	$447	$466	$450

The following table shows the property, plant and equipment under capital leases and related obligations recorded on our balance sheets. Capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on our balance sheets.

	December 31,
Property, Plant and Equipment Under Capital Leases	2011	2010

	(in millions)
Generation	$104	$97
Other Property, Plant and Equipment	485	482
Total Property, Plant and Equipment Under Capital Leases	589	579
Accumulated Amortization	137	108
Net Property, Plant and Equipment Under Capital Leases	$452	$471

Obligations Under Capital Leases
Noncurrent Liability	$384	$398
Liability Due Within One Year	74	76
Total Obligations Under Capital Leases	$458	$474

Future minimum lease payments consisted of the following at December 31, 2011:

		Noncancelable
Future Minimum Lease Payments	Capital Leases	Operating Leases
	(in millions)
2012	$96	$316
2013	81	288
2014	67	264
2015	55	245
2016	47	226
Later Years	285	1,235
Total Future Minimum Lease Payments	631	$2,574
Less Estimated Interest Element	173
Estimated Present Value of Future Minimum
Lease Payments	$458

Master Lease Agreements

We lease certain equipment under master lease agreements. In December 2010, we signed a new master lease agreement with GE Capital Commercial Inc. (GE) for approximately $137 million to replace existing operating and capital leases with GE. We refinanced $60 million of capital leases and $77 million of operating leases. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, we purchased $5 million of previously leased assets that were not included in the 2010 refinancing. In June 2011, we placed an additional $11 million of previously leased assets under a new capital lease. These obligations are included in the future minimum lease payments schedule earlier in this note.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, we are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, we are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss for these lease agreements was approximately $14 million assuming the fair value of the equipment is zero at the end of the lease term. Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant Unit 2 (the Plant). The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022. The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M. The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note. The lease term is for 33 years with potential renewal options. At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant. AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt. The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2011 are as follows:

Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2012	$74	$74
2013	74	74
2014	74	74
2015	74	74
2016	74	74
Later Years	443	443
Total Future Minimum Lease Payments	$813	$813

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $16 million for I&M and $18 million for SWEPCo for the remaining railcars as of December 31, 2011. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 84% under the current five year lease term to 77% at the end of the 20-year term of the projected fair value of the equipment. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. I&M's maximum potential loss related to the guarantee is approximately $12 million and SWEPCo's is approximately $13 million assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, we believe that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine, an entity consolidated in accordance with the accounting guidance for “Variable Interest Entities,” entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine's mining operations totaling $47 million. The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational. In addition to the 2009 transactions, Sabine has one additional $53 million dragline completed in 2008 that was financed under a capital lease. These capital lease assets are included in Other Property, Plant and Equipment on our December 31, 2011 and 2010 balance sheets. The short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on our December 31, 2011 and 2010 balance sheets. The future payment obligations are included in our future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In December 2007, I&M entered into a sale-and-leaseback transaction with Citicorp Leasing, Inc. (CLI), an unrelated, unconsolidated, wholly-owned subsidiary of Citibank, N.A. to lease nuclear fuel for I&M's Cook Plant. In December 2007, I&M sold a portion of its unamortized nuclear fuel inventory to CLI at cost for $85 million. The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 60 months. The future payment obligations of $383 thousand are included in our future minimum lease payments schedule earlier in this note. The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on our December 31, 2011 and 2010 balance sheets. The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2011 are $383 thousand for 2012, based on estimated fuel burn.

Appalachian Power Co [Member]
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$21,001	$94,409	$73,458	$5,807	$8,052
Amortization of Capital Leases	3,480	31,612	7,403	1,485	10,739
Interest on Capital Leases	206	1,937	1,424	85	6,372
Total Lease Rental Costs	$24,687	$127,958	$82,285	$7,377	$25,163

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$10,255	$19,147	$34,220	$3,471	$15,528
Other Property, Plant and Equipment	29,154	26,922	44,109	19,256	142,210
Total Property, Plant and Equipment	39,409	46,069	78,329	22,727	157,738
Accumulated Amortization	6,678	10,366	18,963	4,338	29,370
Net Property, Plant and Equipment
Under Capital Leases	$32,731	$35,703	$59,366	$18,389	$128,368

Obligations Under Capital Leases:
Noncurrent Liability	$24,617	$26,858	$46,202	$13,838	$115,399
Liability Due Within One Year	8,114	8,845	16,060	4,551	13,265

Total Obligations Under Capital Leases	$32,731	$35,703	$62,262	$18,389	$128,664

Future minimum lease payments consisted of the following at December 31, 2011:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$8,933	$9,246	$13,260	$4,484	$23,626
2013	6,443	5,519	12,613	3,938	22,496
2014	4,006	4,345	9,176	2,867	20,979
2015	3,276	3,025	6,075	1,633	18,947
2016	2,794	2,568	5,512	1,356	16,104
Later Years	5,430	13,998	19,898	2,909	69,586
Total Future Minimum Lease
Payments	30,882	38,701	66,534	17,187	171,738
Less Estimated Interest Element	3,855	7,668	12,286	2,325	43,879
Estimated Present Value of Future
Minimum Lease Payments	$27,027	$31,033	$54,248	$14,862	$127,859

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$14,338	$99,114	$59,914	$2,563	$5,988
2013	13,683	98,625	55,820	1,969	5,261
2014	12,370	97,825	53,837	1,438	3,629
2015	9,443	94,694	50,881	1,107	3,020
2016	8,699	89,368	44,592	818	2,375
Later Years	53,149	506,585	106,540	1,769	10,882
Total Future Minimum Lease
Payments	$111,682	$986,211	$371,584	$9,664	$31,155

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. In December 2010, management signed a new master lease agreement with GE Capital Commercial Inc. (GE) to replace existing operating and capital leases with GE. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, $5 million of previously leased assets not included in the 2010 refinancing were purchased.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$2,055
I&M	2,139
OPCo	2,700
PSO	818
SWEPCo	2,092

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Indiana Michigan Power Co [Member]
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$21,001	$94,409	$73,458	$5,807	$8,052
Amortization of Capital Leases	3,480	31,612	7,403	1,485	10,739
Interest on Capital Leases	206	1,937	1,424	85	6,372
Total Lease Rental Costs	$24,687	$127,958	$82,285	$7,377	$25,163

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$10,255	$19,147	$34,220	$3,471	$15,528
Other Property, Plant and Equipment	29,154	26,922	44,109	19,256	142,210
Total Property, Plant and Equipment	39,409	46,069	78,329	22,727	157,738
Accumulated Amortization	6,678	10,366	18,963	4,338	29,370
Net Property, Plant and Equipment
Under Capital Leases	$32,731	$35,703	$59,366	$18,389	$128,368

Obligations Under Capital Leases:
Noncurrent Liability	$24,617	$26,858	$46,202	$13,838	$115,399
Liability Due Within One Year	8,114	8,845	16,060	4,551	13,265

Total Obligations Under Capital Leases	$32,731	$35,703	$62,262	$18,389	$128,664

Future minimum lease payments consisted of the following at December 31, 2011:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$8,933	$9,246	$13,260	$4,484	$23,626
2013	6,443	5,519	12,613	3,938	22,496
2014	4,006	4,345	9,176	2,867	20,979
2015	3,276	3,025	6,075	1,633	18,947
2016	2,794	2,568	5,512	1,356	16,104
Later Years	5,430	13,998	19,898	2,909	69,586
Total Future Minimum Lease
Payments	30,882	38,701	66,534	17,187	171,738
Less Estimated Interest Element	3,855	7,668	12,286	2,325	43,879
Estimated Present Value of Future
Minimum Lease Payments	$27,027	$31,033	$54,248	$14,862	$127,859

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$14,338	$99,114	$59,914	$2,563	$5,988
2013	13,683	98,625	55,820	1,969	5,261
2014	12,370	97,825	53,837	1,438	3,629
2015	9,443	94,694	50,881	1,107	3,020
2016	8,699	89,368	44,592	818	2,375
Later Years	53,149	506,585	106,540	1,769	10,882
Total Future Minimum Lease
Payments	$111,682	$986,211	$371,584	$9,664	$31,155

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. In December 2010, management signed a new master lease agreement with GE Capital Commercial Inc. (GE) to replace existing operating and capital leases with GE. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, $5 million of previously leased assets not included in the 2010 refinancing were purchased.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$2,055
I&M	2,139
OPCo	2,700
PSO	818
SWEPCo	2,092

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant Unit 2 (the Plant). The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022. The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M. The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note. The lease term is for 33 years with potential renewal options. At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant. AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt. I&M's future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2011 are as follows:

Future Minimum Lease Payments	I&M
(in millions)
2012	$74
2013	74
2014	74
2015	74
2016	74
Later Years	443
Total Future Minimum Lease Payments	$813

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $16 million for I&M and $18 million for SWEPCo for the remaining railcars as of December 31, 2011. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 84% under the current five year lease term to 77% at the end of the 20-year term of the projected fair value of the equipment. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. I&M's maximum potential loss related to the guarantee is approximately $12 million and SWEPCo's is approximately $13 million assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

I&M Nuclear Fuel Lease

In December 2007, I&M entered into a sale-and-leaseback transaction with Citicorp Leasing, Inc. (CLI), an unrelated, unconsolidated, wholly-owned subsidiary of Citibank, N.A. to lease nuclear fuel for I&M's Cook Plant. In December 2007, I&M sold a portion of its unamortized nuclear fuel inventory to CLI at cost for $85 million. The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 60 months. The future payment obligations of $383 thousand are included in I&M's future minimum lease payments schedule earlier in this note. The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on I&M's December 31, 2011 and 2010 balance sheets. The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2011 are $383 thousand for 2012, based on estimated fuel burn.

Ohio Power Co [Member]
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$21,001	$94,409	$73,458	$5,807	$8,052
Amortization of Capital Leases	3,480	31,612	7,403	1,485	10,739
Interest on Capital Leases	206	1,937	1,424	85	6,372
Total Lease Rental Costs	$24,687	$127,958	$82,285	$7,377	$25,163

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$10,255	$19,147	$34,220	$3,471	$15,528
Other Property, Plant and Equipment	29,154	26,922	44,109	19,256	142,210
Total Property, Plant and Equipment	39,409	46,069	78,329	22,727	157,738
Accumulated Amortization	6,678	10,366	18,963	4,338	29,370
Net Property, Plant and Equipment
Under Capital Leases	$32,731	$35,703	$59,366	$18,389	$128,368

Obligations Under Capital Leases:
Noncurrent Liability	$24,617	$26,858	$46,202	$13,838	$115,399
Liability Due Within One Year	8,114	8,845	16,060	4,551	13,265

Total Obligations Under Capital Leases	$32,731	$35,703	$62,262	$18,389	$128,664

Future minimum lease payments consisted of the following at December 31, 2011:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$8,933	$9,246	$13,260	$4,484	$23,626
2013	6,443	5,519	12,613	3,938	22,496
2014	4,006	4,345	9,176	2,867	20,979
2015	3,276	3,025	6,075	1,633	18,947
2016	2,794	2,568	5,512	1,356	16,104
Later Years	5,430	13,998	19,898	2,909	69,586
Total Future Minimum Lease
Payments	30,882	38,701	66,534	17,187	171,738
Less Estimated Interest Element	3,855	7,668	12,286	2,325	43,879
Estimated Present Value of Future
Minimum Lease Payments	$27,027	$31,033	$54,248	$14,862	$127,859

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$14,338	$99,114	$59,914	$2,563	$5,988
2013	13,683	98,625	55,820	1,969	5,261
2014	12,370	97,825	53,837	1,438	3,629
2015	9,443	94,694	50,881	1,107	3,020
2016	8,699	89,368	44,592	818	2,375
Later Years	53,149	506,585	106,540	1,769	10,882
Total Future Minimum Lease
Payments	$111,682	$986,211	$371,584	$9,664	$31,155

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. In December 2010, management signed a new master lease agreement with GE Capital Commercial Inc. (GE) to replace existing operating and capital leases with GE. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, $5 million of previously leased assets not included in the 2010 refinancing were purchased.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$2,055
I&M	2,139
OPCo	2,700
PSO	818
SWEPCo	2,092

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Public Service Co Of Oklahoma [Member]
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$21,001	$94,409	$73,458	$5,807	$8,052
Amortization of Capital Leases	3,480	31,612	7,403	1,485	10,739
Interest on Capital Leases	206	1,937	1,424	85	6,372
Total Lease Rental Costs	$24,687	$127,958	$82,285	$7,377	$25,163

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$10,255	$19,147	$34,220	$3,471	$15,528
Other Property, Plant and Equipment	29,154	26,922	44,109	19,256	142,210
Total Property, Plant and Equipment	39,409	46,069	78,329	22,727	157,738
Accumulated Amortization	6,678	10,366	18,963	4,338	29,370
Net Property, Plant and Equipment
Under Capital Leases	$32,731	$35,703	$59,366	$18,389	$128,368

Obligations Under Capital Leases:
Noncurrent Liability	$24,617	$26,858	$46,202	$13,838	$115,399
Liability Due Within One Year	8,114	8,845	16,060	4,551	13,265

Total Obligations Under Capital Leases	$32,731	$35,703	$62,262	$18,389	$128,664

Future minimum lease payments consisted of the following at December 31, 2011:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$8,933	$9,246	$13,260	$4,484	$23,626
2013	6,443	5,519	12,613	3,938	22,496
2014	4,006	4,345	9,176	2,867	20,979
2015	3,276	3,025	6,075	1,633	18,947
2016	2,794	2,568	5,512	1,356	16,104
Later Years	5,430	13,998	19,898	2,909	69,586
Total Future Minimum Lease
Payments	30,882	38,701	66,534	17,187	171,738
Less Estimated Interest Element	3,855	7,668	12,286	2,325	43,879
Estimated Present Value of Future
Minimum Lease Payments	$27,027	$31,033	$54,248	$14,862	$127,859

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$14,338	$99,114	$59,914	$2,563	$5,988
2013	13,683	98,625	55,820	1,969	5,261
2014	12,370	97,825	53,837	1,438	3,629
2015	9,443	94,694	50,881	1,107	3,020
2016	8,699	89,368	44,592	818	2,375
Later Years	53,149	506,585	106,540	1,769	10,882
Total Future Minimum Lease
Payments	$111,682	$986,211	$371,584	$9,664	$31,155

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. In December 2010, management signed a new master lease agreement with GE Capital Commercial Inc. (GE) to replace existing operating and capital leases with GE. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, $5 million of previously leased assets not included in the 2010 refinancing were purchased.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$2,055
I&M	2,139
OPCo	2,700
PSO	818
SWEPCo	2,092

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Southwestern Electric Power Co [Member]
Leases [Abstract]
Leases

12. LEASES

Leases of property, plant and equipment are for periods up to 60 years and require payments of related property taxes, maintenance and operating costs. The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations. Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period. Capital leases for nonregulated property are accounted for as if the assets were owned and financed. The components of rental costs are as follows:

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Net Lease Expense on Operating Leases	$13,488	$94,317	$59,983	$6,532	$5,990
Amortization of Capital Leases	7,880	8,762	13,118	4,438	12,694
Interest on Capital Leases	1,898	2,115	3,753	1,098	9,651
Total Lease Rental Costs	$23,266	$105,194	$76,854	$12,068	$28,335

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,034	$91,973	$62,887	$2,649	$5,877
Amortization of Capital Leases	7,002	31,178	12,069	3,992	11,742
Interest on Capital Leases	1,598	2,298	3,132	1,057	9,892
Total Lease Rental Costs	$26,634	$125,449	$78,088	$7,698	$27,511

Year Ended December 31, 2009	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$21,001	$94,409	$73,458	$5,807	$8,052
Amortization of Capital Leases	3,480	31,612	7,403	1,485	10,739
Interest on Capital Leases	206	1,937	1,424	85	6,372
Total Lease Rental Costs	$24,687	$127,958	$82,285	$7,377	$25,163

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries' balance sheets. For SWEPCo, current and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's balance sheets. For all other Registrant Subsidiaries, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$11,712	$16,100	$36,689	$3,617	$20,453
Other Property, Plant and Equipment	25,201	27,712	36,264	16,441	145,273
Total Property, Plant and Equipment	36,913	43,812	72,953	20,058	165,726
Accumulated Amortization	9,886	12,779	22,075	5,196	38,163
Net Property, Plant and Equipment
Under Capital Leases	$27,027	$31,033	$50,878	$14,862	$127,563

Obligations Under Capital Leases:
Noncurrent Liability	$19,293	$23,117	$40,152	$11,101	$112,802
Liability Due Within One Year	7,734	7,916	14,096	3,761	15,058

Total Obligations Under Capital Leases	$27,027	$31,033	$54,248	$14,862	$127,860

December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Property, Plant and Equipment Under
Capital Leases:
Generation	$10,255	$19,147	$34,220	$3,471	$15,528
Other Property, Plant and Equipment	29,154	26,922	44,109	19,256	142,210
Total Property, Plant and Equipment	39,409	46,069	78,329	22,727	157,738
Accumulated Amortization	6,678	10,366	18,963	4,338	29,370
Net Property, Plant and Equipment
Under Capital Leases	$32,731	$35,703	$59,366	$18,389	$128,368

Obligations Under Capital Leases:
Noncurrent Liability	$24,617	$26,858	$46,202	$13,838	$115,399
Liability Due Within One Year	8,114	8,845	16,060	4,551	13,265

Total Obligations Under Capital Leases	$32,731	$35,703	$62,262	$18,389	$128,664

Future minimum lease payments consisted of the following at December 31, 2011:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2012	$8,933	$9,246	$13,260	$4,484	$23,626
2013	6,443	5,519	12,613	3,938	22,496
2014	4,006	4,345	9,176	2,867	20,979
2015	3,276	3,025	6,075	1,633	18,947
2016	2,794	2,568	5,512	1,356	16,104
Later Years	5,430	13,998	19,898	2,909	69,586
Total Future Minimum Lease
Payments	30,882	38,701	66,534	17,187	171,738
Less Estimated Interest Element	3,855	7,668	12,286	2,325	43,879
Estimated Present Value of Future
Minimum Lease Payments	$27,027	$31,033	$54,248	$14,862	$127,859

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2012	$14,338	$99,114	$59,914	$2,563	$5,988
2013	13,683	98,625	55,820	1,969	5,261
2014	12,370	97,825	53,837	1,438	3,629
2015	9,443	94,694	50,881	1,107	3,020
2016	8,699	89,368	44,592	818	2,375
Later Years	53,149	506,585	106,540	1,769	10,882
Total Future Minimum Lease
Payments	$111,682	$986,211	$371,584	$9,664	$31,155

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements. In December 2010, management signed a new master lease agreement with GE Capital Commercial Inc. (GE) to replace existing operating and capital leases with GE. These assets were included in existing master lease agreements that were to be terminated in 2011 since GE exercised the termination provision related to these leases in 2008. In January 2011, $5 million of previously leased assets not included in the 2010 refinancing were purchased.

For equipment under the GE master lease agreements, the lessor is guaranteed receipt of up to 78% of the unamortized balance of the equipment at the end of the lease term. If the fair value of the leased equipment is below the unamortized balance at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the fair value and the unamortized balance, with the total guarantee not to exceed 78% of the unamortized balance. For equipment under other master lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term. If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee. At December 31, 2011, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Maximum
Company	Potential Loss
(in thousands)
APCo	$2,055
I&M	2,139
OPCo	2,700
PSO	818
SWEPCo	2,092

Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars. The lease is accounted for as an operating lease. In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars). The assignment is accounted for as operating leases for I&M and SWEPCo. The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years. I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options. The future minimum lease obligations are $16 million for I&M and $18 million for SWEPCo for the remaining railcars as of December 31, 2011. These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 84% under the current five year lease term to 77% at the end of the 20-year term of the projected fair value of the equipment. I&M and SWEPCo have assumed the guarantee under the return-and-sale option. I&M's maximum potential loss related to the guarantee is approximately $12 million and SWEPCo's is approximately $13 million assuming the fair value of the equipment is zero at the end of the current five-year lease term. However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine, an entity consolidated in accordance with the accounting guidance for “Variable Interest Entities,” entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine's mining operations totaling $47 million. The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational. In addition to the 2009 transactions, Sabine has one additional $53 million dragline completed in 2008 that was financed under a capital lease. These capital lease assets are included in Other Property, Plant and Equipment on SWEPCo's December 31, 2011 and 2010 balance sheets. The short-term and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo's December 31, 2011 and 2010 balance sheets. The future payment obligations are included in SWEPCo's future minimum lease payments schedule earlier in this note.